Annual Fund Operating Expenses - Class A B C Shares - Alger Small Cap Growth Fund - ABC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Total Annual Fund Operating Expenses	1.33%
Class B
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Total Annual Fund Operating Expenses	2.07%	[2]
Class C
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Total Annual Fund Operating Expenses	2.09%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .81%.
[2]	For the year ended October 31, 2020, the Manager voluntarily waived $34,389 of Class B Shares’ expenses, which is not reflected in the above table. Such waiver is not guaranteed to continue.